Average Annual Total Returns - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2023
Fidelity Advisor International Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(27.85%)
Past 5 years	2.69%
Past 10 years	5.67%
Fidelity Advisor International Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(28.09%)
Past 5 years	2.54%
Past 10 years	5.57%
Fidelity Advisor International Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.31%)
Past 5 years	2.16%
Past 10 years	4.63%
Fidelity Advisor International Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(24.75%)
Past 5 years	3.13%
Past 10 years	5.64%
Fidelity Advisor International Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(26.28%)
Past 5 years	2.88%
Past 10 years	5.60%
Fidelity Advisor International Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(23.21%)
Past 5 years	4.22%
Past 10 years	6.61%
Fidelity Advisor International Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(23.11%)
Past 5 years	4.35%
Since Inception	6.01%	[1]
MS270
Average Annual Return:
Past 1 year	(22.83%)
Past 5 years	2.65%
Past 10 years	5.74%

[1]	AFrom August 13, 2013.